UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03566

T. Rowe Price Growth & Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Growth & Income Fund	March 31, 2014

T. Rowe Price Growth & Income Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.2%		
CONSUMER DISCRETIONARY 15.0%		
Auto Components 0.8%		
Delphi Automotive	176,400	11,971
		11,971
Hotels, Restaurants & Leisure 3.1%		
Marriott, Class A	186,989	10,475
MGM Resorts International (1)	89,500	2,315
Starbucks	132,500	9,723
Wynn Resorts	88,000	19,549
Yum! Brands	38,800	2,925
		44,987
Household Durables 0.4%		
Lennar, Class A	164,700	6,525
		6,525
Internet & Catalog Retail 2.0%		
Amazon.com (1)	85,800	28,873
		28,873
Media 1.8%		
Time Warner	174,866	11,424
Twenty-First Century, Class A	463,900	14,831
		26,255
Multiline Retail 1.8%		
Dollar General (1)	324,000	17,975
Kohl's	150,700	8,560
		26,535
Specialty Retail 5.1%		
AutoZone (1)	20,900	11,225
L Brands	53,200	3,020

Lowe's	569,500	27,849
TJX	544,000	32,994
		75,088
Total Consumer Discretionary		220,234
CONSUMER STAPLES 8.0%		
Beverages 2.6%		
Coca-Cola	331,200	12,804
PepsiCo	309,400	25,835
		38,639
Food & Staples Retailing 1.1%		
Wal-Mart	213,900	16,348
		16,348
Food Products 1.3%		
General Mills	193,500	10,027
Mondelez International	257,300	8,890
		18,917
Household Products 1.7%		
Procter & Gamble	304,900	24,575
		24,575
Personal Products 0.4%		
Avon	358,500	5,248
		5,248
Tobacco 0.9%		
Philip Morris International	169,400	13,869
		13,869
Total Consumer Staples		117,596

ENERGY 8.3%		
Energy Equipment & Services 1.8%		
Schlumberger	264,461	25,785
		25,785
Oil, Gas & Consumable Fuels 6.5%		
Anadarko Petroleum	53,900	4,569
Apache	163,400	13,554
Concho Resources (1)	73,600	9,016
EQT	66,000	6,400
ExxonMobil	236,800	23,131
Royal Dutch Shell, ADR	217,500	15,890
Spectra Energy	414,099	15,297
Valero Energy	147,500	7,832
		95,689
Total Energy		121,474
FINANCIALS 16.7%		
Banks 7.2%		
Bank of America	1,338,400	23,020
Barclays (GBP)	1,560,431	6,087
JPMorgan Chase	392,600	23,835
M&T Bank (2)	90,400	10,966
U.S. Bancorp	688,900	29,526
Wells Fargo	238,400	11,858
		105,292
Capital Markets 4.2%		
Franklin Resources	54,300	2,942
Invesco	335,900	12,428
Morgan Stanley	250,900	7,821
State Street	278,700	19,384

TD Ameritrade Holding	545,700	18,526
		61,101
Diversified Financial Services 0.5%		
Moody's	98,100	7,781
		7,781
Insurance 2.2%		
Aon	218,300	18,398
Willis Group Holdings	19,100	843
XL Group	402,979	12,593
		31,834
Real Estate Investment Trusts 2.6%		
American Tower, REIT	469,539	38,441
		38,441
Total Financials		244,449
HEALTH CARE 16.1%		
Biotechnology 1.1%		
Amgen	130,100	16,046
		16,046
Health Care Equipment & Supplies 2.6%		
Becton, Dickinson & Company	163,200	19,108
Covidien	264,600	19,490
		38,598
Health Care Providers & Services 5.9%		
Express Scripts Holding (1)	189,000	14,192
Henry Schein (1)	168,700	20,138
McKesson	162,700	28,728
UnitedHealth Group	287,900	23,605
		86,663

Life Sciences Tools & Services 2.7%		
Agilent Technologies	250,100	13,986
Thermo Fisher Scientific	213,400	25,659
		39,645
Pharmaceuticals 3.8%		
Johnson & Johnson	230,400	22,632
Merck	358,600	20,358
Pfizer	394,982	12,687
		55,677
Total Health Care		236,629
INDUSTRIALS & BUSINESS SERVICES 14.5%		
Aerospace & Defense 3.2%		
Boeing	50,040	6,280
Precision Castparts	83,500	21,105
United Technologies	172,700	20,178
		47,563
Air Freight & Logistics 1.1%		
Expeditors International of Washington	97,000	3,844
UPS, Class B	118,100	11,501
		15,345
Airlines 1.2%		
American Airlines (1)	163,000	5,966
United Continental (1)	252,300	11,260
		17,226
Commercial Services & Supplies 1.1%		
Tyco International	372,700	15,802
		15,802
Industrial Conglomerates 5.0%		
3M	218,300	29,614

Danaher	582,800	43,710
		73,324
Machinery 1.4%		
Illinois Tool Works	220,800	17,958
Ingersoll-Rand	42,000	2,404
		20,362
Road & Rail 0.5%		
CSX	266,400	7,718
		7,718
Trading Companies & Distributors 1.0%		
W. W. Grainger	59,100	14,932
		14,932
Total Industrials & Business Services		212,272
INFORMATION TECHNOLOGY 16.2%		
Communications Equipment 1.6%		
Cisco Systems	358,800	8,041
Juniper Networks (1)	307,300	7,916
Qualcomm	99,900	7,878
		23,835
Internet Software & Services 2.6%		
Facebook (1)	149,320	8,995
Google, Class A (1)	26,400	29,423
		38,418
IT Services 5.6%		
Accenture, Class A	249,300	19,874
Fiserv (1)	520,800	29,524
Visa, Class A	154,600	33,372
		82,770

Semiconductor & Semiconductor Equipment 2.9%		
Analog Devices	144,200	7,663
Applied Materials	524,300	10,706
Texas Instruments	497,800	23,471
		41,840
Software 2.1%		
Autodesk (1)	263,100	12,939
Microsoft	417,500	17,114
		30,053
Technology Hardware, Storage & Peripherals 1.4%		
Apple	38,800	20,826
		20,826
Total Information Technology		237,742
MATERIALS 1.6%		
Chemicals 1.2%		
Air Products & Chemicals	79,700	9,488
Celanese, Class A	148,300	8,232
		17,720
Metals & Mining 0.4%		
BHP Billiton (GBP)	167,572	5,172
		5,172
Total Materials		22,892
TELECOMMUNICATION SERVICES 1.1%		
Diversified Telecommunication Services 1.1%		
AT&T	468,100	16,416
Total Telecommunication Services		16,416

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth & Income Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Growth & Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 21, 1982. The fund seeks long-term capital growth and current income primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2014, the value of loaned securities was $856,000; the value of cash collateral and related investments was $868,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $807,439,000. Net unrealized gain aggregated $656,964,000 at period-end, of which $661,653,000 related to appreciated investments and $4,689,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014